Loans and other liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Non-Current liabilities
Non-current liabilities	$ 59.9	$ 73.6
Current Liabilities
Current liabilities	15.8	16.2
Short-term borrowings	32.0	32.0
Total current borrowings and current portion of non-current borrowings	47.8	48.2
Loans from financial institutions
Non-Current liabilities
Non-current liabilities	5.0	15.0
Current Liabilities
Current liabilities	10.0	10.0
Other loans and liabilities
Non-Current liabilities
Non-current liabilities	40.6	47.1
Current Liabilities
Current liabilities	5.8	6.2
Derivative instruments
Non-Current liabilities
Non-current liabilities	$ 14.3	$ 11.5